Deferred taxes (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Taxes
Accumulated income tax losses	R$ 15,041,786	R$ 14,989,912
Potential tax credit	R$ 5,114,207	R$ 5,096,570